REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue from sales of goods	$ 6,251,442	$ 4,662,312	$ 5,245,489
Revenue from rendering of services	98,319	70,557	83,725
Revenues from ordinary activities	$ 6,349,761	$ 4,732,869	$ 5,329,214